Consolidated Quarterly Holdings Report
for
Fidelity® Variable Insurance Products:
VIP Growth Opportunities Portfolio
March 31, 2026
VIPGRO-NPRT1-0526
1.799866.122
Common Stocks - 97.1%
	Shares	Value ($)
CANADA - 1.2%
Information Technology - 1.1%
Electronic Equipment, Instruments & Components - 0.5%
Celestica Inc (United States) (c)	75,700	21,323,176
IT Services - 0.6%
Shopify Inc Class A (United States) (c)	182,900	21,695,598
Software - 0.0%
Taalas Inc warrants (c)(d)(e)	34,625	48,129
TOTAL INFORMATION TECHNOLOGY		43,066,903
Materials - 0.1%
Metals & Mining - 0.1%
Agnico Eagle Mines Ltd/CA (United States)	27,000	5,480,460
TOTAL CANADA		48,547,363
DENMARK - 0.1%
Health Care - 0.1%
Biotechnology - 0.1%
Ascendis Pharma A/S ADR (c)	16,125	3,688,271
FINLAND - 0.3%
Information Technology - 0.3%
Communications Equipment - 0.3%
Nokia Oyj ADR	1,446,500	11,629,860
GERMANY - 0.0%
Financials - 0.0%
Financial Services - 0.0%
Trade Republic Bank GmbH (d)(e)(f)	46	1,239,844
INDIA - 0.2%
Consumer Discretionary - 0.2%
Broadline Retail - 0.1%
Meesho (g)	2,942,545	4,491,829
Specialty Retail - 0.1%
Lenskart Solutions Ltd (g)	447,761	2,430,753
TOTAL CONSUMER DISCRETIONARY		6,922,582
Financials - 0.0%
Financial Services - 0.0%
Pine Labs Ltd (g)	1,919,617	3,259,665
TOTAL INDIA		10,182,247
ISRAEL - 0.0%
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
Xsight Labs Ltd warrants 7/24/2032 (c)(d)(e)	44,475	61,820
NETHERLANDS - 0.6%
Health Care - 0.2%
Biotechnology - 0.2%
Argenx SE ADR (c)	10,731	7,836,313
Information Technology - 0.4%
Semiconductors & Semiconductor Equipment - 0.4%
NXP Semiconductors NV	88,300	17,382,738
TOTAL NETHERLANDS		25,219,051
SINGAPORE - 2.0%
Consumer Discretionary - 2.0%
Broadline Retail - 2.0%
Sea Ltd Class A ADR (c)	1,001,988	82,974,626
TAIWAN - 3.1%
Information Technology - 3.1%
Semiconductors & Semiconductor Equipment - 3.1%
Taiwan Semiconductor Manufacturing Co Ltd ADR	388,700	131,361,166
UNITED KINGDOM - 0.8%
Financials - 0.2%
Banks - 0.0%
Starling Bank Ltd (d)(e)	1,101,900	2,975,289
Financial Services - 0.2%
Revolut Group Holdings Ltd (c)(d)(e)	5,083	7,078,789
TOTAL FINANCIALS		10,054,078
Industrials - 0.6%
Aerospace & Defense - 0.6%
Rolls-Royce Holdings PLC ADR	1,538,700	23,726,754
TOTAL UNITED KINGDOM		33,780,832
UNITED STATES - 88.8%
Communication Services - 20.6%
Entertainment - 5.3%
Netflix Inc (c)	768,800	73,920,120
ROBLOX Corp Class A (c)	610,600	34,535,536
Roku Inc Class A (c)	1,189,364	112,537,622
Spotify Technology SA (c)	600	290,946
		221,284,224
Interactive Media & Services - 13.9%
Alphabet Inc Class A	509,400	146,483,064
Alphabet Inc Class C	665,160	190,807,798
Epic Games Inc (c)(d)(e)	8,216	3,674,524
Meta Platforms Inc Class A	412,479	235,991,610
Reddit Inc Class A (c)	51,200	6,894,080
		583,851,076
Wireless Telecommunication Services - 1.4%
T-Mobile US Inc	284,788	59,814,023
TOTAL COMMUNICATION SERVICES		864,949,323
Consumer Discretionary - 9.2%
Automobiles - 0.0%
Neutron Holdings Inc (c)(d)(e)	106,587	9,731
Rad Power Bikes Inc (c)(d)(e)	56,834	0
Rad Power Bikes Inc warrants 10/6/2033 (c)(d)(e)	69,642	1
Tesla Inc (c)	1,075	399,632
		409,364
Broadline Retail - 5.8%
Amazon.com Inc (c)	1,160,360	241,668,177
Hotels, Restaurants & Leisure - 0.3%
Hilton Worldwide Holdings Inc	40,400	12,284,832
Specialty Retail - 3.1%
Carvana Co Class A (b)(c)	358,600	112,736,668
O'Reilly Automotive Inc (c)	169,600	15,655,776
		128,392,444
Textiles, Apparel & Luxury Goods - 0.0%
Bombas LLC (d)(e)	745,906	1,812,552
TOTAL CONSUMER DISCRETIONARY		384,567,369
Consumer Staples - 0.7%
Beverages - 0.6%
Coca-Cola Co/The	287,200	21,841,560
Tobacco - 0.1%
JUUL Labs Inc Class A (c)(d)(e)	2,980,637	5,663,210
JUUL Labs Inc Class B (c)(d)(e)	560	1,064
		5,664,274
TOTAL CONSUMER STAPLES		27,505,834
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Exxon Mobil Corp	19,600	3,325,336
Financials - 3.0%
Capital Markets - 0.0%
Coinbase Global Inc Class A (c)	4,200	733,362
Consumer Finance - 0.1%
Figure Technology Solutions Inc Class A	137,200	4,657,940
Financial Services - 2.9%
Affirm Holdings Inc Class A (c)	750,900	34,406,238
Apollo Global Management Inc	377,000	42,005,340
Visa Inc Class A	146,033	44,137,014
		120,548,592
TOTAL FINANCIALS		125,939,894
Health Care - 4.9%
Biotechnology - 1.4%
Alnylam Pharmaceuticals Inc (c)	77,751	25,725,474
Insmed Inc (c)	62,700	10,252,704
Nuvalent Inc Class A (c)	55,884	5,725,316
Vaxcyte Inc (c)	226,404	13,156,336
Viking Therapeutics Inc (b)(c)	151,989	4,945,722
		59,805,552
Health Care Equipment & Supplies - 0.5%
Blink Health LLC Class A1 (c)(d)(e)	11,090	362,865
Boston Scientific Corp (c)	140,992	8,847,248
Intuitive Surgical Inc (c)	26,400	12,170,136
		21,380,249
Health Care Providers & Services - 0.0%
McKesson Corp	500	432,680
Pharmaceuticals - 3.0%
Eli Lilly & Co	128,800	118,466,376
Structure Therapeutics Inc ADR (c)	112,400	5,417,680
		123,884,056
TOTAL HEALTH CARE		205,502,537
Industrials - 5.5%
Aerospace & Defense - 3.2%
Anduril Industries Inc Class B (d)(e)	2,399	152,912
Anduril Industries Inc Class C (d)(e)	1	64
Axon Enterprise Inc (c)	40,200	17,072,538
Beta Technologies Inc (g)	451,474	6,636,668
Beta Technologies Inc Class A (b)(c)	14,300	210,210
GE Aerospace	38,900	11,038,653
Relativity Space Inc (c)(d)(e)	2,082	2,206
Rocket Lab Corp	13,000	834,860
Space Exploration Technologies Corp (c)(d)(e)	180,273	94,929,960
Space Exploration Technologies Corp Class C (c)(d)(e)	6,077	3,200,087
		134,078,158
Construction & Engineering - 0.1%
Comfort Systems USA Inc	6,000	8,273,940
Electrical Equipment - 0.7%
GE Vernova Inc	31,600	27,583,640
Machinery - 0.4%
Caterpillar Inc	21,500	15,231,890
Passenger Airlines - 1.1%
Delta Air Lines Inc	325,500	21,639,240
United Airlines Holdings Inc (c)	250,800	23,091,156
		44,730,396
TOTAL INDUSTRIALS		229,898,024
Information Technology - 43.7%
Communications Equipment - 1.3%
Arista Networks Inc (c)	266,800	32,757,704
Ciena Corp (c)	14,260	5,536,160
Lumentum Holdings Inc (c)	20,200	14,195,752
		52,489,616
Electronic Equipment, Instruments & Components - 2.7%
Amphenol Corp Class A	15,100	1,907,885
Coherent Corp (c)	104,300	24,845,303
Corning Inc	109,000	14,820,730
Flex Ltd (c)	1,076,190	70,447,397
		112,021,315
IT Services - 0.4%
Cloudflare Inc Class A (c)	68,500	14,134,290
MongoDB Inc Class A (c)	30,700	7,514,439
		21,648,729
Semiconductors & Semiconductor Equipment - 21.5%
Advanced Micro Devices Inc (c)	161,400	32,833,602
Astera Labs Inc (c)	95,400	10,455,840
Broadcom Inc	551,700	170,756,667
Credo Technology Group Holding Ltd (c)	47,500	4,458,825
Intel Corp (c)	19,700	869,361
KLA Corp	10,280	15,136,375
Lam Research Corp	122,000	26,066,520
Marvell Technology Inc	88,073	8,723,631
Micron Technology Inc	64,300	21,723,112
Monolithic Power Systems Inc	2,100	2,296,035
NVIDIA Corp	3,496,420	609,775,648
		903,095,616
Software - 11.6%
AppLovin Corp Class A (c)	280,500	111,639,000
Canva Inc Class A (c)(d)(e)	1,096	1,476,082
Celestial AI Inc (d)(e)	34,349	1,030
Celestial AI Inc (Milestone 1) rights (c)(d)(e)	34,349	108,543
Celestial AI Inc (Milestone 2) rights (c)(d)(e)	34,349	83,125
Celestial AI Inc (Milestone 3) rights (c)(d)(e)	34,349	24,388
Celestial AI Inc escrow shares (d)(e)	34,349	0
Figma Inc Class A (b)	81,800	1,729,252
Microsoft Corp	857,244	317,326,012
OpenAI Group Pbc Class A (d)(e)	900	618,921
Palantir Technologies Inc Class A (c)	173,700	25,408,836
Strategy Inc Class A (c)	6,000	748,800
Synopsys Inc (c)	66,300	26,286,624
		485,450,613
Technology Hardware, Storage & Peripherals - 6.2%
Apple Inc	717,604	182,120,719
Dell Technologies Inc Class C	13,100	2,150,103
Sandisk Corp/DE (c)	23,300	14,803,422
Seagate Technology Holdings PLC	33,700	13,202,312
Western Digital Corp	176,800	47,822,632
		260,099,188
TOTAL INFORMATION TECHNOLOGY		1,834,805,077
Utilities - 1.2%
Electric Utilities - 0.8%
Constellation Energy Corp	5,200	1,452,100
NRG Energy Inc	216,200	31,595,468
		33,047,568
Independent Power and Renewable Electricity Producers - 0.4%
Vistra Corp	106,100	15,950,013
TOTAL UTILITIES		48,997,581
TOTAL UNITED STATES		3,725,490,975
TOTAL COMMON STOCKS (Cost $2,152,356,696)		4,074,176,055

Convertible Corporate Bonds - 0.1%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.1%
Consumer Discretionary - 0.1%
Automobiles - 0.1%
Neutron Holdings Inc 4% 5/22/2027 (d)(e)	130,700	560,154
Neutron Holdings Inc 4% 6/12/2027 (d)(e)	35,600	152,574
Neutron Holdings Inc 8% 10/29/2026 (d)(e)(h)	1,998,891	3,457,282
TOTAL CONSUMER DISCRETIONARY		4,170,010
Financials - 0.0%
Financial Services - 0.0%
Tenstorrent Holdings Inc 15% 12/31/2026 (d)(e)	299,500	298,182
Information Technology - 0.0%
Electronic Equipment, Instruments & Components - 0.0%
Enevate Corp 10% 5/12/2199 (d)(e)	18,211	0
TOTAL UNITED STATES		4,468,192
TOTAL CONVERTIBLE CORPORATE BONDS (Cost $2,482,901)		4,468,192

Convertible Preferred Stocks - 2.4%
	Shares	Value ($)
CANADA - 0.0%
Information Technology - 0.0%
Software - 0.0%
Taalas Inc Series B (c)(d)(e)	2,600	199,992
CHINA - 0.1%
Communication Services - 0.1%
Interactive Media & Services - 0.1%
Bytedance Ltd Series E1 (c)(d)(e)	17,456	4,724,990
FINLAND - 0.3%
Health Care - 0.3%
Health Care Technology - 0.3%
Oura Health Oy Series D (c)(d)(e)	49,381	2,915,454
Oura Health Oy Series E (d)(e)	162,071	9,568,672

TOTAL FINLAND		12,484,126
INDIA - 0.0%
Consumer Discretionary - 0.0%
Specialty Retail - 0.0%
Valuedrive Technologies Pvt Ltd Series A (d)(e)	43	58,527
Valuedrive Technologies Pvt Ltd Series B (d)(e)	86	117,054
Valuedrive Technologies Pvt Ltd Series C (d)(e)	1	1,361
Valuedrive Technologies Pvt Ltd Series G (d)(e)	549,500	207,755
Valuedrive Technologies Pvt Ltd Series S2 (d)(e)	21	28,583

TOTAL INDIA		413,280
ISRAEL - 0.0%
Industrials - 0.0%
Electrical Equipment - 0.0%
Element Labs Inc Series A (c)(d)(e)	22,100	190,502
Element Labs Inc Series B (d)(e)	18,500	175,750
TOTAL INDUSTRIALS		366,252
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
Xsight Labs Ltd Series D (c)(d)(e)	74,300	112,193
Xsight Labs Ltd Series F (d)(e)	148,249	621,163
TOTAL INFORMATION TECHNOLOGY		733,356
TOTAL ISRAEL		1,099,608
UNITED KINGDOM - 0.0%
Information Technology - 0.0%
Software - 0.0%
NScale Global Holdings Ltd Series B (d)(e)	400	489,412
UNITED STATES - 2.0%
Consumer Discretionary - 0.1%
Automobiles - 0.1%
Neutron Holdings Inc Series 1C (c)(d)(e)	1,673,000	152,745
Rad Power Bikes Inc Series A (c)(d)(e)	7,410	0
Rad Power Bikes Inc Series C (c)(d)(e)	29,156	0
Rad Power Bikes Inc Series D (c)(d)(e)	54,800	0
Waymo LLC Series A2 (c)(d)(e)	7,496	1,264,800
Waymo LLC Series C2 (c)(d)(e)	16,241	2,668,721
TOTAL CONSUMER DISCRETIONARY		4,086,266
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
GoBrands Inc Series G (c)(d)(e)	10,300	350,612
Tobacco - 0.0%
JUUL Labs Inc Series C (c)(d)(e)	131,549	249,943
JUUL Labs Inc Series D (c)(d)(e)	741	1,408
		251,351
TOTAL CONSUMER STAPLES		601,963
Financials - 0.0%
Financial Services - 0.0%
Sunday Robotics, Inc Series B (d)(e)	2,988	186,062
Tenstorrent Holdings Inc Series C1 (c)(d)(e)	9,073	551,094
Tenstorrent Holdings Inc Series D1 (c)(d)(e)	16,145	1,044,582
TOTAL FINANCIALS		1,781,738
Health Care - 0.1%
Health Care Equipment & Supplies - 0.1%
Blink Health LLC Series C (c)(d)(e)	40,445	1,323,361
Blink Health LLC Series D (c)(d)(e)	8,446	276,353
		1,599,714
Health Care Providers & Services - 0.0%
Thriveworks Topco LLC Class B (c)(d)(e)(f)	105,185	374,459
Health Care Technology - 0.0%
Aledade Inc Series E1 (c)(d)(e)	19,932	535,174
TOTAL HEALTH CARE		2,509,347
Industrials - 0.3%
Aerospace & Defense - 0.2%
Anduril Industries Inc Series F (c)(d)(e)	87,824	5,597,902
Anduril Industries Inc Series G (d)(e)	22,400	1,427,776
		7,025,678
Air Freight & Logistics - 0.1%
Zipline International Inc Series G (c)(d)(e)	30,114	1,694,214
Zipline International Inc Series H (d)(e)	33,300	1,873,458
		3,567,672
Electrical Equipment - 0.0%
Empower Semiconductor Inc Series D (d)(e)	13,900	82,287
TOTAL INDUSTRIALS		10,675,637
Information Technology - 1.4%
Communications Equipment - 0.0%
Astranis Space Technologies Corp Series E (d)(e)	34,000	652,800
Electronic Equipment, Instruments & Components - 0.5%
Cellink Corp Series D (c)(d)(e)	49,900	152,694
Cerebras Systems Inc Series G (d)(e)	180,800	16,094,816
Cerebras Systems Inc Series H (d)(e)	10,900	970,318
Enevate Corp Series E (c)(d)(e)	1,172,546	12
Vast Data Ltd Series A (c)(d)(e)	8,394	497,093
Vast Data Ltd Series A1 (c)(d)(e)	20,660	1,223,485
Vast Data Ltd Series A2 (c)(d)(e)	23,765	1,407,364
Vast Data Ltd Series B (c)(d)(e)	18,910	1,119,850
Vast Data Ltd Series C (c)(d)(e)	552	32,689
Vast Data Ltd Series E (c)(d)(e)	18,070	1,070,105
		22,568,426
IT Services - 0.0%
Gupshup Inc (c)(d)(e)	70,900	378,606
Yanka Industries Inc Series E (c)(d)(e)	53,172	79,226
Yanka Industries Inc Series F (c)(d)(e)	55,568	140,587
		598,419
Semiconductors & Semiconductor Equipment - 0.0%
SiMa Technologies Inc Series B (c)(d)(e)	171,100	1,074,508
SiMa Technologies Inc Series B1 (c)(d)(e)	24,426	179,287
		1,253,795
Software - 0.9%
Anthropic PBC Series D (c)(d)(e)	10,536	2,887,602
Anthropic PBC Series E (c)(d)(e)	5,100	1,321,614
Anthropic PBC Series F (d)(e)	14,800	3,835,272
Anthropic PBC Series G (d)(e)	10,000	2,591,400
Crusoe Energy Systems LLC Series D (c)(d)(e)	43,571	4,705,668
Crusoe Energy Systems LLC Series E (d)(e)	7,469	806,652
Databricks Inc Series G (c)(d)(e)	27,000	4,457,700
Databricks Inc Series I (c)(d)(e)	382	63,068
Databricks Inc Series J (c)(d)(e)	3,309	546,316
Databricks Inc Series K (d)(e)	2,200	363,220
Databricks Inc Series L (d)(e)	4,966	819,887
Density Ai Inc (d)(e)	106,500	157,619
Lyte Ai Inc Series B (c)(d)(e)	45,500	477,750
MOLOCO Inc Series A (c)(d)(e)	41,187	2,906,155
OpenAI Group Pbc Series A-2 (d)(e)	3,369	2,316,828
OpenAI Group Pbc Series A-3 (d)(e)	2,403	1,652,519
Physical Intelligence Inc Series B (d)(e)	1,500	406,395
Runway AI Inc Series D (c)(d)(e)	116,730	1,707,760
		32,023,425
TOTAL INFORMATION TECHNOLOGY		57,096,865
Materials - 0.1%
Metals & Mining - 0.1%
Diamond Foundry Inc Series C (c)(d)(e)	99,028	3,071,849
TOTAL UNITED STATES		79,823,665
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $69,608,062)		99,235,073

Domestic Equity Funds - 0.1%
	Shares	Value ($)
iShares Russell 1000 Growth ETF (b) (Cost $2,197,508)	5,200	2,217,280

Preferred Securities - 0.0%
	Principal Amount (a)	Value ($)
CANADA - 0.0%
Information Technology - 0.0%
Software - 0.0%
Taalas Inc 0% (d)(e)(i)	171,475	170,772
UNITED STATES - 0.0%
Consumer Discretionary - 0.0%
Automobiles - 0.0%
Rad Power Bikes Inc 8% 12/31/2199 (d)(e)	69,642	16,226
Information Technology - 0.0%
Electronic Equipment, Instruments & Components - 0.0%
Enevate Corp 6% (d)(e)(i)	68,671	1,728
Semiconductors & Semiconductor Equipment - 0.0%
SiMa Technologies Inc 10% 12/31/2027 (d)(e)	208,608	238,938
TOTAL INFORMATION TECHNOLOGY		240,666
TOTAL UNITED STATES		256,892
TOTAL PREFERRED SECURITIES (Cost $518,396)		427,664

Money Market Funds - 2.6%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (j)	3.69	10,288,885	10,290,942
Fidelity Securities Lending Cash Central Fund (j)(k)	3.69	100,797,640	100,807,720
TOTAL MONEY MARKET FUNDS (Cost $111,098,662)			111,098,662

TOTAL INVESTMENT IN SECURITIES - 102.3% (Cost $2,338,262,225)	4,291,622,926
NET OTHER ASSETS (LIABILITIES) - (2.3)%	(96,957,396)
NET ASSETS - 100.0%	4,194,665,530

Security Type Abbreviations
ETF	-	EXCHANGE-TRADED FUND

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Security or a portion of the security is on loan at period end.
(c)	Non-income producing.
(d)	Level 3 security.
(e)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $226,416,221 or 5.4% of net assets.

(f)	Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.
(g)
Security is subject to lock-up or market standoff agreement. Fair value is based on the unadjusted market price of the equivalent equity security. At the end of the period, the total value of unadjusted equity securities subject to contractual sale restrictions is $16,818,915 with varying restriction expiration dates. Under normal market conditions, there are no circumstances that could cause the restrictions to lapse.

(h)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(i)	Security is perpetual in nature with no stated maturity date.
(j)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(k)	Investment made with cash collateral received from securities on loan.
At period end, the value of non-cash collateral for securities on loan amounted to $9,156.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Aledade Inc Series E1	5/20/2022	992,901

Anduril Industries Inc Class B	6/16/2025	98,078

Anduril Industries Inc Class C	6/16/2025	40

Anduril Industries Inc Series F	8/7/2024	1,908,995

Anduril Industries Inc Series G	4/17/2025	915,775

Anthropic PBC Series D	5/31/2024	316,127

Anthropic PBC Series E	2/14/2025	286,041

Anthropic PBC Series F	8/18/2025	2,086,320

Anthropic PBC Series G	1/27/2026	2,591,365

Astranis Space Technologies Corp Series E	2/10/2026	653,946

Blink Health LLC Class A1	12/30/2020 - 6/17/2024	318,415

Blink Health LLC Series C	11/7/2019 - 7/14/2021	1,544,028

Blink Health LLC Series D	6/17/2024 - 6/25/2024	354,732

Bombas LLC	2/16/2021 - 11/12/2021	3,539,531

Bytedance Ltd Series E1	11/18/2020	1,912,727

Canva Inc Class A	12/23/2024 - 11/12/2025	1,622,609

Celestial AI Inc	2/25/2025	883

Celestial AI Inc (Milestone 1) rights	2/25/2025	71,485

Celestial AI Inc (Milestone 2) rights	2/25/2025	54,927

Celestial AI Inc (Milestone 3) rights	2/25/2025	16,031

Celestial AI Inc escrow shares	2/25/2025	0

Cellink Corp Series D	1/20/2022	1,039,113

Cerebras Systems Inc Series G	9/19/2025	6,550,818

Cerebras Systems Inc Series H	1/30/2026	970,270

Crusoe Energy Systems LLC Series D	12/10/2024	1,271,046

Crusoe Energy Systems LLC Series E	10/8/2025	627,458

Databricks Inc Series G	2/1/2021	1,596,311

Databricks Inc Series I	9/14/2023	28,077

Databricks Inc Series J	12/17/2024	306,083

Databricks Inc Series K	9/8/2025	330,000

Databricks Inc Series L	12/18/2025	943,540

Density Ai Inc	12/5/2025	158,683

Diamond Foundry Inc Series C	3/15/2021	2,376,672

Element Labs Inc Series A	2/11/2025	81,518

Element Labs Inc Series B	6/27/2025	162,410

Empower Semiconductor Inc Series D	6/27/2025	111,558

Enevate Corp 10% 5/12/2199	11/12/2024	18,210

Enevate Corp 6%	11/2/2023 - 10/31/2025	68,671

Enevate Corp Series E	1/29/2021	1,299,984

Epic Games Inc	7/13/2020 - 3/29/2021	6,646,200

GoBrands Inc Series G	3/2/2021	2,572,088

Gupshup Inc	6/8/2021	1,621,143

JUUL Labs Inc Class A	2/23/2024	3,025,257

JUUL Labs Inc Class B	11/21/2017	0

JUUL Labs Inc Series C	5/22/2015	0

JUUL Labs Inc Series D	6/25/2018	0

Lyte Ai Inc Series B	8/13/2024	577,218

MOLOCO Inc Series A	6/26/2023	2,471,220

Neutron Holdings Inc	2/4/2021	1,066

Neutron Holdings Inc 4% 5/22/2027	6/4/2020	130,700

Neutron Holdings Inc 4% 6/12/2027	6/12/2020	35,600

Neutron Holdings Inc 8% 10/29/2026	10/29/2021 - 10/29/2025	1,998,891

Neutron Holdings Inc Series 1C	7/3/2018	305,891

NScale Global Holdings Ltd Series B	9/25/2025	151,952

OpenAI Group Pbc Class A	9/3/2025	387,000

OpenAI Group Pbc Series A-2	9/30/2024	632,919

OpenAI Group Pbc Series A-3	8/4/2025	737,500

Oura Health Oy Series D	12/18/2024	1,268,598

Oura Health Oy Series E	9/24/2025	8,682,143

Physical Intelligence Inc Series B	10/24/2025	407,339

Rad Power Bikes Inc	1/21/2021	274,158

Rad Power Bikes Inc 8% 12/31/2199	10/6/2023	69,642

Rad Power Bikes Inc Series A	1/21/2021	35,745

Rad Power Bikes Inc Series C	1/21/2021	140,644

Rad Power Bikes Inc Series D	9/17/2021	525,192

Rad Power Bikes Inc warrants 10/6/2033	10/6/2023	0

Relativity Space Inc	5/27/2021	3,423,050

Revolut Group Holdings Ltd	12/27/2024 - 1/28/2026	4,745,161

Runway AI Inc Series D	9/6/2024	1,265,561

SiMa Technologies Inc 10% 12/31/2027	4/8/2024 - 1/5/2026	208,608

SiMa Technologies Inc Series B	5/10/2021	877,298

SiMa Technologies Inc Series B1	4/25/2022 - 10/17/2022	173,202

Space Exploration Technologies Corp	4/5/2018 - 12/12/2025	8,900,229

Space Exploration Technologies Corp Class C	7/1/2024 - 12/12/2025	1,308,844

Starling Bank Ltd	6/18/2021 - 4/5/2022	2,084,120

Sunday Robotics, Inc Series B	2/3/2026	186,291

Taalas Inc 0%	12/23/2025	171,475

Taalas Inc Series B	2/19/2025	142,775

Taalas Inc warrants	12/23/2025	34,625

Tenstorrent Holdings Inc 15% 12/31/2026	2/25/2026	299,500

Tenstorrent Holdings Inc Series C1	4/23/2021	539,435

Tenstorrent Holdings Inc Series D1	7/16/2024 - 1/15/2025	1,272,653

Thriveworks Topco LLC Class B	7/23/2021 - 2/25/2022	3,014,847

Trade Republic Bank GmbH	12/16/2025	1,260,118

Valuedrive Technologies Pvt Ltd Series A	2/12/2026	56,838

Valuedrive Technologies Pvt Ltd Series B	2/12/2026	113,676

Valuedrive Technologies Pvt Ltd Series C	2/12/2026	1,201

Valuedrive Technologies Pvt Ltd Series G	2/12/2026	229,239

Valuedrive Technologies Pvt Ltd Series S2	2/12/2026	25,229

Vast Data Ltd Series A	11/28/2023	92,334

Vast Data Ltd Series A1	11/28/2023	227,260

Vast Data Ltd Series A2	11/28/2023	261,415

Vast Data Ltd Series B	11/28/2023	208,010

Vast Data Ltd Series C	11/28/2023	6,072

Vast Data Ltd Series E	11/28/2023	397,540

Waymo LLC Series A2	5/8/2020	643,661

Waymo LLC Series C2	10/18/2024	1,270,067

Xsight Labs Ltd Series D	2/16/2021	594,103

Xsight Labs Ltd Series F	1/11/2024 - 12/30/2024	686,398

Xsight Labs Ltd warrants 7/24/2032	1/11/2024 - 12/30/2024	0

Yanka Industries Inc Series E	5/15/2020	642,275

Yanka Industries Inc Series F	4/8/2021	1,771,330

Zipline International Inc Series G	6/7/2024	1,263,171

Zipline International Inc Series H	12/3/2025	1,873,600

Additional information on each lock-up restriction is as follows:
Security	Restriction Expiration Date
Beta Technologies Inc	5/4/2026

Lenskart Solutions Ltd	5/7/2026

Meesho	6/9/2026

Pine Labs Ltd	5/13/2026

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	5,447,737	232,605,098	227,761,893	93,565	(439)	439	10,290,942	10,288,885	0.0%
Fidelity Securities Lending Cash Central Fund	22,524,295	195,613,484	117,330,059	12,447	-	-	100,807,720	100,797,640	0.3%
Total	27,972,032	428,218,582	345,091,952	106,012	(439)	439	111,098,662

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach, and are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security's underlying assets and liabilities.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Convertible Corporate Bonds and Preferred Securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Exchange-Traded Funds (ETFs) and Exchange-Traded Notes (ETNs) are valued at their last sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs and ETNs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs and ETNs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's consolidated schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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